Stock-Based Compensation - Restricted Stock Units (RSUs) Activity (Detail) - Outstanding RSUs - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Unvested, Beginning balance	1,140,964	875,589
Number of Shares, Granted	33,500	749,793
Number of Shares, Vested	(649,872)	(401,193)
Number of Shares, Forfeited/Canceled	(57,750)	(83,225)
Number of Shares, Unvested, Ending balance	466,842	1,140,964
Weighted-Average Grant Date Fair Value, Unvested, beginning balance	$ 2.24	$ 6.70
Weighted-Average Grant Date Fair Value, Granted	6.43	1.12
Weighted-Average Grant Date Fair Value, Vested	2.05	8.82
Weighted-Average Grant Date Fair Value, Forfeited/Canceled	4.47	7.29
Weighted-Average Grant Date Fair Value, Unvested, ending balance	$ 2.52	$ 2.24